Investment in equity accounted investees	12 Months Ended
Mar. 31, 2022
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Investment in equity accounted investees
1
5
. Investment in equity accounted investees

	As of March 31,
	2022		2021
Equity shares held in Kunshan Rotam Reddy Pharmaceutical Company Limited, China	Rs.	4,259	Rs.	3,307
Equity shares held in DRES Energy Private Limited, India		59		68
	Rs.	4,318	Rs.	3,375

Details of the Company’s investment in Kunshan Rotam Reddy Pharmaceuticals Company Limited:

Kunshan Rotam Reddy Pharmaceuticals Company Limited (“Reddy Kunshan”) is engaged in manufacturing and marketing of finished dosages in China. The Company’s interest in Reddy Kunshan was 51.3% as of March 31, 2022 and 2021. Four directors of the Company are on the board of Reddy Kunshan, which consists of eight directors. Under the terms of the joint venture agreement, all major decisions with respect to operating activities, significant financing and other activities are taken by the approval of at least five of the eight directors of Reddy Kunshan’s board. As the Company does not control Reddy Kunshan’s board and the other partners have significant participation rights, the Company’s interest in Reddy Kunshan has been accounted for under the equity method of accounting.

Summary financial information of Reddy Kunshan, as translated into the reporting currency of the Company and not adjusted for the percentage ownership held by the Company, is as follows:

	As of/for the Year Ended March 31,
	2022		2021		2020
Ownership		51.3%		51.3%		51.3%
Total current assets	Rs.	7,569	Rs.	8,778	Rs.	6,925
Total non-current assets		2,460		892		732
Total assets	Rs.	10,029	Rs.	9,670	Rs.	7,657
Equity	Rs.	7,944	Rs.	6,088	Rs.	4,931
Total current liabilities		2,085		3,582		2,726
Total equity and liabilities	Rs.	10,029	Rs.	9,670	Rs.	7,657
Revenues	Rs.	9,867	Rs.	9,017	Rs.	7,679
Expenses		8,480		8,117		6,554
Profit for the year	Rs.	1,387	Rs.	900	Rs.	1,125
Company’s share of profits for the year	Rs.	712	Rs.	461	Rs.	577
Carrying value of the Company’s investment (1)	Rs.	4,259	Rs.	3,307	Rs.	2,714
Translation adjustment arising out of translation of foreign currency balances	Rs.	678	Rs.	438	Rs.	306

(1)	Includes Rs.181 representing the goodwill on acquisition of investment.
During the year ended March 31 2020, the Company recognized an amount of Rs.392, representing its
s
hare of dividend declared by the equity accounted investee, Reddy Kunshan. The amount of dividend is adjusted against the carrying amount of investment in the consolidated statement of financial position.

Details of the Company’s investment in DRES Energy Private Limited:

	As of/for the Year Ended March 31,
	2022		2021		2020
Carrying value of the Company’s investment	Rs.	59	Rs.	68	Rs.	49
Company’s share of (l oss)/ profit for the year		(9)		19		(16)